Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® ETF
August 31, 2023
ETF-NPRT3-1023
1.805775.119
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.8%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc.	13,368	943,513
Consolidated Communications Holdings, Inc. (a)	114,514	452,330
Iridium Communications, Inc.	33,604	1,644,916
Liberty Global PLC:
Class A (a)	53,977	995,336
Class C (a)	68,411	1,357,274
Liberty Latin America Ltd. Class C (a)	130,484	1,169,137
Nextplat Corp. (a)(b)	27,589	64,558
Radius Global Infrastructure, Inc. (a)	30,584	456,313
		7,083,377
Entertainment - 1.8%
Activision Blizzard, Inc.	175,345	16,129,987
Atlanta Braves Holdings, Inc.	19,309	711,344
Bilibili, Inc. ADR (a)(b)	28,527	431,614
Electronic Arts, Inc. (b)	58,658	7,037,787
iQIYI, Inc. ADR (a)	114,966	579,429
Liberty Media Corp. Liberty Formula One:
Class A	8,975	544,334
Class C	49,160	3,381,716
Liberty Media Corp. Liberty Live:
Class A	6,710	223,510
Class C	15,155	509,966
NetEase, Inc. ADR	35,675	3,691,649
Netflix, Inc. (a)	99,298	43,063,557
Playtika Holding Corp. (a)	5,408	52,782
Roku, Inc. Class A (a)	28,318	2,299,422
Take-Two Interactive Software, Inc. (a)	36,840	5,238,648
Warner Bros Discovery, Inc. (a)	542,532	7,128,870
Warner Music Group Corp. Class A	38,114	1,269,196
		92,293,811
Interactive Media & Services - 10.3%
Alphabet, Inc.:
Class A (a)	1,337,802	182,168,498
Class C (a)	1,322,677	181,669,686
Baidu, Inc. sponsored ADR (a)	33,914	4,843,937
CarGurus, Inc. Class A (a)	17,623	319,153
FaZe Holdings, Inc. Class A (a)(b)	121,157	32,107
Hello Group, Inc. ADR	54,778	472,734
IAC, Inc. (a)	13,749	760,732
JOYY, Inc. ADR	6,044	207,430
Kanzhun Ltd. ADR (a)	70,151	1,038,235
Match Group, Inc. (a)	62,465	2,927,735
Meta Platforms, Inc. Class A (a)	495,996	146,760,256
QuinStreet, Inc. (a)	51,450	509,355
Taboola.com Ltd. (a)(b)	148,142	555,533
Vimeo, Inc. (a)	146,377	582,580
Weibo Corp. sponsored ADR	24,917	321,429
Yandex NV Series A (a)(b)(c)	50,190	525,991
Ziff Davis, Inc. (a)	11,749	783,071
Zoominfo Technologies, Inc. (a)	96,297	1,735,272
		526,213,734
Media - 1.8%
Advantage Solutions, Inc. Class A (a)	157,482	440,950
Charter Communications, Inc. Class A (a)	34,811	15,251,395
Comcast Corp. Class A	948,775	44,364,719
comScore, Inc. (a)(b)	182,732	127,894
Criteo SA sponsored ADR (a)	15,139	446,525
E.W. Scripps Co. Class A (a)	49,078	374,956
Fox Corp.:
Class A (b)	73,429	2,427,563
Class B	60,983	1,861,201
Integral Ad Science Holding Corp. (a)	48,370	690,240
Liberty Broadband Corp.:
Class A (a)	5,788	541,988
Class C (a)	29,982	2,805,116
Liberty Media Corp. Liberty SiriusXM	52,467	1,282,293
Liberty Media Corp. Liberty SiriusXM Class A	25,404	610,458
Magnite, Inc. (a)	27,145	223,946
News Corp.:
Class A (b)	93,002	1,998,613
Class B	50,658	1,114,476
Nexstar Broadcasting Group, Inc. Class A (b)	10,094	1,643,303
Paramount Global Class B (b)	142,539	2,150,914
Scholastic Corp. (b)	13,236	575,104
Sirius XM Holdings, Inc. (b)	904,630	3,980,372
TechTarget, Inc. (a)	16,290	468,338
The Trade Desk, Inc. (a)	96,151	7,694,965
		91,075,329
Wireless Telecommunication Services - 0.8%
Gogo, Inc. (a)	36,039	409,043
Millicom International Cellular SA (a)(b)	46,667	740,605
Shenandoah Telecommunications Co.	8,768	199,384
T-Mobile U.S., Inc. (a)	275,063	37,477,334
VEON Ltd. sponsored ADR (a)	7,447	125,631
		38,951,997
TOTAL COMMUNICATION SERVICES		755,618,248
CONSUMER DISCRETIONARY - 14.8%
Automobile Components - 0.1%
Dorman Products, Inc. (a)	8,213	677,655
Fox Factory Holding Corp. (a)	11,561	1,281,074
Garrett Motion, Inc. (a)	19,513	151,421
Gentex Corp.	53,815	1,757,598
Gentherm, Inc. (a)	9,933	598,066
Luminar Technologies, Inc. (a)(b)	1,672	9,631
Mobileye Global, Inc. (b)	6,294	223,500
Patrick Industries, Inc. (b)	9,390	785,380
The Goodyear Tire & Rubber Co. (a)	46,455	599,734
Visteon Corp. (a)	6,560	913,611
XPEL, Inc. (a)	8,965	746,785
		7,744,455
Automobiles - 3.9%
Cenntro Electric Group Ltd. (a)(b)	632,006	180,754
Faraday Future Intelligent Electric, Inc. (a)(b)	9,287	69,885
Gogoro, Inc. (a)(b)	46,604	140,278
Li Auto, Inc. ADR (a)	46,074	1,918,982
Lucid Group, Inc. Class A (a)(b)	443,591	2,785,751
NWTN, Inc. (b)	73,317	727,305
Rivian Automotive, Inc. (a)(b)	217,037	4,933,251
Tesla, Inc. (a)	715,236	184,588,107
VinFast Auto PTE Ltd. (b)	191,533	6,648,110
		201,992,423
Broadline Retail - 7.1%
Amazon.com, Inc. (a)	2,310,696	318,899,155
eBay, Inc.	128,469	5,752,842
Etsy, Inc. (a)	18,800	1,383,116
Global-e Online Ltd. (a)	34,318	1,360,022
JD.com, Inc. sponsored ADR	110,732	3,677,410
MercadoLibre, Inc. (a)	10,926	14,994,405
Ollie's Bargain Outlet Holdings, Inc. (a)	16,866	1,300,031
Ozon Holdings PLC ADR (a)(b)(c)	22,832	237,453
PDD Holdings, Inc. ADR (a)	135,378	13,398,361
		361,002,795
Distributors - 0.1%
LKQ Corp.	63,360	3,328,301
Pool Corp. (b)	8,378	3,062,997
		6,391,298
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	15,086	79,352
Duolingo, Inc. (a)	8,373	1,232,171
Grand Canyon Education, Inc. (a)	9,499	1,113,758
Laureate Education, Inc. Class A	38,142	531,318
Rover Group, Inc. Class A (a)	7,448	50,423
Strategic Education, Inc. (b)	6,972	540,330
Udemy, Inc. (a)	76,940	797,098
		4,344,450
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	85,886	11,298,303
Bloomin' Brands, Inc. (b)	30,801	864,276
Booking Holdings, Inc. (a)	8,345	25,911,475
Caesars Entertainment, Inc. (a)	45,842	2,533,229
Churchill Downs, Inc.	18,796	2,354,763
Dave & Buster's Entertainment, Inc. (a)	16,468	646,698
Draftkings Holdings, Inc. (a)	89,511	2,654,001
Expedia, Inc. (a)	32,509	3,523,651
Golden Entertainment, Inc.	11,175	406,882
H World Group Ltd. ADR (a)	40,019	1,611,965
Jack in the Box, Inc.	4,925	395,822
Krispy Kreme, Inc. (b)	55,665	745,354
Light & Wonder, Inc. Class A (a)	25,050	1,920,584
MakeMyTrip Ltd. (a)	20,678	820,089
Marriott International, Inc. Class A	72,798	14,815,121
Melco Crown Entertainment Ltd. sponsored ADR (a)	68,679	770,578
Monarch Casino & Resort, Inc.	6,566	442,548
Papa John's International, Inc. (b)	8,381	634,442
Penn Entertainment, Inc. (a)	37,832	896,240
Playa Hotels & Resorts NV (a)	64,026	477,634
Red Rock Resorts, Inc.	9,866	433,413
Sabre Corp. (a)(b)	133,294	666,470
Sportradar Holding AG (a)(b)	61,421	707,570
Starbucks Corp.	252,006	24,555,465
Target Hospitality Corp. (a)	21,191	336,937
Texas Roadhouse, Inc. Class A	17,665	1,838,927
TH International Ltd. (b)	46,473	102,241
The Cheesecake Factory, Inc. (b)	13,805	439,689
Trip.com Group Ltd. ADR (a)	108,314	4,257,823
Wendy's Co. (b)	58,752	1,162,702
Wingstop, Inc.	6,996	1,123,837
Wynn Resorts Ltd.	24,898	2,524,159
		111,872,888
Household Durables - 0.1%
Cavco Industries, Inc. (a)	2,752	769,239
Helen of Troy Ltd. (a)(b)	7,040	865,357
LGI Homes, Inc. (a)	7,881	970,151
Newell Brands, Inc.	833	8,813
Snap One Holdings Corp. (a)	18,133	165,917
Sonos, Inc. (a)	32,560	448,677
		3,228,154
Leisure Products - 0.1%
BRP, Inc.	6,235	475,855
Hasbro, Inc.	28,387	2,043,864
Malibu Boats, Inc. Class A (a)	7,981	387,557
Mattel, Inc. (a)	86,642	1,919,987
Peloton Interactive, Inc. Class A (a)(b)	106,641	680,370
		5,507,633
Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc. (b)	22,494	1,227,498
Five Below, Inc. (a)	12,295	2,114,248
Monro, Inc. (b)	9,751	319,248
National Vision Holdings, Inc. (a)	110	2,014
Newegg Commerce, Inc. (a)(b)	214,057	233,322
O'Reilly Automotive, Inc. (a)	14,524	13,648,203
Overstock.com, Inc. (a)(b)	12,839	335,226
Petco Health & Wellness Co., Inc. (a)(b)	72,373	368,379
Ross Stores, Inc.	80,297	9,780,978
Sleep Number Corp. (a)	10,484	268,181
Stitch Fix, Inc. (a)(b)	152,907	671,262
The ODP Corp. (a)	17,584	867,243
The RealReal, Inc. (a)(b)	212,889	559,898
Tractor Supply Co. (b)	24,119	5,270,002
Ulta Beauty, Inc. (a)	11,548	4,792,766
Upbound Group, Inc.	27,326	836,722
Urban Outfitters, Inc. (a)	24,469	812,615
		42,107,805
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co. (b)	16,874	1,237,539
Crocs, Inc. (a)	9,664	940,694
G-III Apparel Group Ltd. (a)	23,273	461,969
lululemon athletica, Inc. (a)	26,655	10,162,485
Steven Madden Ltd.	23,335	805,058
		13,607,745
TOTAL CONSUMER DISCRETIONARY		757,799,646
CONSUMER STAPLES - 4.1%
Beverages - 1.8%
Celsius Holdings, Inc. (a)	19,597	3,841,796
Coca-Cola Bottling Co. Consolidated	2,118	1,480,270
Coca-Cola European Partners PLC	104,922	6,726,549
Keurig Dr. Pepper, Inc.	319,355	10,746,296
MGP Ingredients, Inc. (b)	6,930	830,907
Monster Beverage Corp.	238,528	13,693,892
National Beverage Corp. (a)(b)	24,802	1,272,591
PepsiCo, Inc.	305,505	54,355,450
		92,947,751
Consumer Staples Distribution & Retail - 1.4%
Andersons, Inc.	13,181	676,976
Casey's General Stores, Inc.	8,997	2,198,957
Chefs' Warehouse Holdings (a)	14,405	411,119
Costco Wholesale Corp.	98,475	54,090,348
Dollar Tree, Inc. (a)	50,862	6,223,474
Grocery Outlet Holding Corp. (a)	26,869	828,909
Ingles Markets, Inc. Class A	5,595	437,137
PriceSmart, Inc.	8,646	687,184
Sprouts Farmers Market LLC (a)	31,892	1,300,875
Walgreens Boots Alliance, Inc. (b)	195,743	4,954,255
		71,809,234
Food Products - 0.8%
Beyond Meat, Inc. (a)(b)	31,346	369,883
Bridgford Foods Corp. (a)(b)	2,808	32,573
Cal-Maine Foods, Inc.	14,223	679,717
Freshpet, Inc. (a)(b)	7,193	543,143
Hostess Brands, Inc. Class A (a)	40,928	1,165,629
J&J Snack Foods Corp.	5,051	818,919
Lancaster Colony Corp.	6,374	1,052,921
Mission Produce, Inc. (a)	36,957	351,831
Mondelez International, Inc.	309,323	22,042,357
Pilgrim's Pride Corp. (a)	60,490	1,521,928
Sovos Brands, Inc. (a)	36,244	811,866
The Kraft Heinz Co.	276,188	9,139,061
The Simply Good Foods Co. (a)	27,268	983,829
		39,513,657
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	14,079	574,423
Reynolds Consumer Products, Inc.	52,185	1,424,129
WD-40 Co. (b)	3,720	799,316
		2,797,868
Personal Care Products - 0.0%
Inter Parfums, Inc.	9,787	1,367,538
Oddity Tech Ltd.	2,012	83,679
The Beauty Health Co. (a)	60,088	370,142
		1,821,359
TOTAL CONSUMER STAPLES		208,889,869
ENERGY - 0.7%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	223,540	8,089,913
Championx Corp.	50,900	1,836,981
CSI Compressco LP	68,636	78,245
Patterson-UTI Energy, Inc.	59,980	848,117
ProFrac Holding Corp. (a)(b)	44,899	493,889
Smart Sand, Inc. (a)	103,904	201,574
Weatherford International PLC (a)	22,019	1,949,122
		13,497,841
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners LP	38,557	787,334
Amplify Energy Corp. warrants 5/4/22 (a)(c)	322	0
APA Corp.	62,466	2,738,509
Chesapeake Energy Corp. (b)	30,179	2,662,090
Chord Energy Corp.	8,964	1,447,686
Clean Energy Fuels Corp. (a)(b)	95,462	406,668
Diamondback Energy, Inc.	40,436	6,137,376
Golar LNG Ltd.	32,958	728,372
Green Plains, Inc. (a)(b)	19,208	596,216
New Fortress Energy, Inc. (b)	50,845	1,578,229
Plains All American Pipeline LP	168,330	2,567,033
Plains GP Holdings LP Class A	54,896	880,532
TORM PLC (b)	26,754	659,754
Viper Energy Partners LP	23,073	641,891
		21,831,690
TOTAL ENERGY		35,329,531
FINANCIALS - 4.0%
Banks - 1.2%
Ameris Bancorp	20,483	834,682
BancFirst Corp.	9,429	901,224
Bancorp, Inc., Delaware (a)	23,422	859,822
Bank of Marin Bancorp	7,983	150,240
Bank OZK	31,928	1,282,548
Banner Corp.	11,598	505,093
BCB Bancorp, Inc.	30,949	352,200
BOK Financial Corp.	17,466	1,451,599
Broadway Financial Corp. (a)(b)	119,894	107,917
Business First Bancshares, Inc.	8,290	169,531
Capitol Federal Financial, Inc.	44	249
Carver Bancorp, Inc. (a)	32,576	90,887
Cathay General Bancorp	21,478	765,261
City Holding Co.	6,022	550,170
Columbia Banking Systems, Inc.	57,999	1,187,820
Columbia Financial, Inc. (a)(b)	41,871	718,506
Commerce Bancshares, Inc.	31,109	1,527,141
CVB Financial Corp.	45,941	802,130
Dime Community Bancshares, Inc.	16,799	357,987
East West Bancorp, Inc.	30,538	1,689,973
Eastern Bankshares, Inc.	52,079	700,983
Enterprise Bancorp, Inc.	10,466	302,886
Enterprise Financial Services Corp.	13,033	504,507
Fifth Third Bancorp	157,329	4,177,085
First Bancorp, North Carolina	20,664	612,481
First Busey Corp.	18,627	376,265
First Citizens Bancshares, Inc.	3,089	4,202,276
First Financial Bancorp, Ohio	27,391	569,185
First Financial Bankshares, Inc. (b)	36,151	1,038,257
First Hawaiian, Inc.	36,812	696,115
First Internet Bancorp	22,923	441,497
First Interstate Bancsystem, Inc.	29,892	774,502
First Merchants Corp.	16,954	505,907
Flushing Financial Corp.	13,726	193,811
Fulton Financial Corp.	50,359	671,285
German American Bancorp, Inc.	16,546	478,676
Hancock Whitney Corp.	23,396	965,085
Hanmi Financial Corp.	19,475	337,307
Hope Bancorp, Inc.	64,784	626,461
Horizon Bancorp, Inc. Indiana	21,328	238,660
Huntington Bancshares, Inc.	334,494	3,709,538
Independent Bank Corp.	11,989	647,646
Independent Bank Group, Inc.	20,612	869,826
Inter & Co., Inc. Class A (a)(b)	45,886	187,215
International Bancshares Corp.	17,385	778,500
Investar Holding Corp.	18,994	248,821
Kearny Financial Corp.	27,479	203,619
Lakeland Financial Corp.	8,559	446,181
NBT Bancorp, Inc.	12,025	413,901
Northwest Bancshares, Inc.	44,302	487,322
OceanFirst Financial Corp.	33,202	560,118
Old National Bancorp, Indiana	78,311	1,195,026
Pacific Premier Bancorp, Inc.	33,377	768,339
Pathward Financial, Inc.	19,476	959,583
Pinnacle Financial Partners, Inc.	19,796	1,317,622
Popular, Inc.	19,494	1,331,050
Premier Financial Corp.	17,776	334,900
Renasant Corp.	17,752	494,393
Republic Bancorp, Inc., Kentucky Class A	12,146	539,768
Seacoast Banking Corp., Florida	24,648	581,939
Simmons First National Corp. Class A	32,705	582,803
Southstate Corp.	18,662	1,349,263
Stock Yards Bancorp, Inc.	9,902	453,512
Texas Capital Bancshares, Inc. (a)	14,180	885,399
TowneBank	20,926	493,854
Trico Bancshares	11,967	410,947
Trustmark Corp.	20,455	471,283
UMB Financial Corp.	12,743	805,485
United Bankshares, Inc., West Virginia	34,769	1,045,852
United Community Bank, Inc.	25,454	687,258
Valley National Bancorp	131,021	1,202,773
Veritex Holdings, Inc.	31,819	598,515
Washington Federal, Inc.	20,974	570,073
Washington Trust Bancorp, Inc.	13,280	371,840
WesBanco, Inc.	20,951	531,317
Westamerica Bancorp.	9,439	415,599
Wintrust Financial Corp.	15,065	1,169,195
WSFS Financial Corp.	18,928	743,870
Zions Bancorp NA	37,424	1,328,552
		62,910,908
Capital Markets - 1.3%
B. Riley Financial, Inc.	19,519	999,470
BGC Group, Inc. Class A	66,591	328,960
Carlyle Group LP (b)	72,772	2,354,174
CME Group, Inc.	80,393	16,294,053
Coinbase Global, Inc. (a)(b)	40,628	3,233,989
CONX Corp. Class A (a)	24,223	250,708
Focus Financial Partners, Inc. Class A (a)	17,980	952,940
Freedom Holding Corp. (a)(b)	21,269	2,091,168
Futu Holdings Ltd. ADR (a)	17,106	1,019,518
Greenpro Capital Corp. (a)(b)	65,113	81,391
Hamilton Lane, Inc. Class A	16,241	1,507,002
Interactive Brokers Group, Inc.	23,235	2,116,244
LPL Financial	17,744	4,091,589
MarketAxess Holdings, Inc.	8,916	2,148,132
Morningstar, Inc.	10,208	2,375,095
NASDAQ, Inc.	113,249	5,943,308
Northern Trust Corp.	47,923	3,645,503
Robinhood Markets, Inc. (a)	200,727	2,185,917
SEI Investments Co.	34,102	2,116,370
StepStone Group, Inc. Class A	31,792	981,419
T. Rowe Price Group, Inc.	52,080	5,844,938
TPG, Inc. (b)	33,201	933,612
Tradeweb Markets, Inc. Class A	26,781	2,314,682
Up Fintech Holdings Ltd. ADR (a)(b)	62,157	305,191
Victory Capital Holdings, Inc.	23,117	795,687
Virtu Financial, Inc. Class A	31,563	591,491
Virtus Investment Partners, Inc.	2,371	491,034
XP, Inc. Class A	117,489	2,977,171
		68,970,756
Consumer Finance - 0.2%
Credit Acceptance Corp. (a)(b)	3,161	1,586,095
Encore Capital Group, Inc. (a)(b)	6,949	325,630
FirstCash Holdings, Inc.	11,781	1,052,279
LendingTree, Inc. (a)	20,718	391,777
Navient Corp. (b)	34,803	614,273
Qifu Technology, Inc. ADR	34,821	591,957
SLM Corp.	69,613	991,289
SoFi Technologies, Inc. (a)(b)	216,925	1,878,571
Upstart Holdings, Inc. (a)(b)	19,163	616,474
		8,048,345
Financial Services - 0.7%
A-Mark Precious Metals, Inc.	5,336	182,064
Accretion Acquisition Corp. (a)	44,775	469,914
Affirm Holdings, Inc. (a)(b)	805	16,752
Atlantic Coastal Acquisition Corp. Class A (a)(c)	44,186	457,325
AvidXchange Holdings, Inc. (a)	73,635	756,968
Bridgetown Holdings Ltd. Class A (a)	37,570	387,722
Crixus BH3 Acquisition Co. (a)(b)	15,461	161,877
Enact Holdings, Inc.	43,702	1,252,499
Euronet Worldwide, Inc. (a)	13,070	1,141,795
Flywire Corp. (a)	20,739	717,155
Jack Henry & Associates, Inc. (b)	17,199	2,696,459
LM Funding America, Inc. (a)(b)	101,307	58,373
Marblegate Acquisition Corp. (a)	16,898	174,049
Merchants Bancorp	18,750	546,938
Mr. Cooper Group, Inc. (a)	21,420	1,213,657
NMI Holdings, Inc. (a)	19,888	569,195
Nuvei Corp. (b)(d)	13,172	238,018
Payoneer Global, Inc. (a)	125,409	776,282
PayPal Holdings, Inc. (a)	258,817	16,178,651
PepperLime Health Acquisition Corp. Class A (a)	53,561	576,316
Perception Capital Corp. II Class A (a)	15,273	168,767
Remitly Global, Inc. (a)	60,129	1,512,244
RMG Acquisition Corp. III Class A (a)	16,954	178,865
Screaming Eagle Acquisition Corp. (a)	23,473	244,589
StoneBridge Acquisition Corp. (a)	17,065	188,227
StoneCo Ltd. Class A (a)	126,156	1,546,673
TFS Financial Corp. (b)	89,795	1,222,110
Vector Acquisition Corp. II Class A (a)	66,811	691,494
		34,324,978
Insurance - 0.6%
Arch Capital Group Ltd. (a)	87,644	6,736,318
Brighthouse Financial, Inc. (a)	21,370	1,061,234
BRP Group, Inc. (a)	21,148	562,325
Cincinnati Financial Corp.	37,200	3,935,388
Enstar Group Ltd. (a)	4,454	1,128,154
Erie Indemnity Co. Class A (b)	11,326	3,156,896
Goosehead Insurance (a)	17,149	1,198,029
James River Group Holdings Ltd.	10,675	155,428
Oxbridge Re Holdings Ltd. (a)(b)	82,704	96,764
Palomar Holdings, Inc. (a)	5,063	258,264
Principal Financial Group, Inc. (b)	58,861	4,574,088
Safety Insurance Group, Inc.	5,155	355,025
Selective Insurance Group, Inc.	16,043	1,591,626
Trupanion, Inc. (a)	45	1,338
Willis Towers Watson PLC	25,409	5,253,565
		30,064,442
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	133,314	1,321,142
New York Mortgage Trust, Inc.	69,247	659,231
		1,980,373
TOTAL FINANCIALS		206,299,802
HEALTH CARE - 7.9%
Biotechnology - 4.5%
89Bio, Inc. (a)	39,293	673,482
Abcam PLC ADR (a)	38,047	860,623
ACADIA Pharmaceuticals, Inc. (a)	68,911	1,861,975
Acelyrin, Inc. (b)	24,894	630,565
Agios Pharmaceuticals, Inc. (a)	26,071	715,128
Aileron Therapeutics, Inc. (a)(b)	27,699	45,703
Akero Therapeutics, Inc. (a)	11,892	590,200
Alkermes PLC (a)	42,920	1,252,835
Allakos, Inc. (a)	85,260	245,549
Alnylam Pharmaceuticals, Inc. (a)	26,822	5,305,928
Ambrx Biopharma, Inc. ADR (a)	13,999	197,666
Amgen, Inc.	119,007	30,506,254
Amicus Therapeutics, Inc. (a)	69,824	895,144
Apellis Pharmaceuticals, Inc. (a)(b)	28,643	1,209,021
Applied Genetic Technologies Corp. (c)	14,225	0
Aptorum Group Ltd. (a)(b)	35,441	77,616
Arcellx, Inc. (a)	15,678	561,900
Arcturus Therapeutics Holdings, Inc. (a)(b)	14,888	451,851
Argenx SE ADR (a)	7,011	3,522,957
Arrowhead Pharmaceuticals, Inc. (a)	25,504	704,931
Ascendis Pharma A/S sponsored ADR (a)	13,871	1,359,635
Aurinia Pharmaceuticals, Inc. (a)	39,801	360,995
Beam Therapeutics, Inc. (a)(b)	34,867	808,217
BeiGene Ltd. ADR (a)	11,206	2,325,805
Biogen, Inc. (a)	33,425	8,936,508
BioMarin Pharmaceutical, Inc. (a)	43,406	3,966,440
BioNTech SE ADR (a)	19,370	2,342,414
Blueprint Medicines Corp. (a)	17,759	885,464
BridgeBio Pharma, Inc. (a)	65,198	1,950,072
Carisma Therapeutics, Inc. rights (a)(c)	449,253	4
Catalyst Pharmaceutical Partners, Inc. (a)	19,633	275,647
Celldex Therapeutics, Inc. (a)	19,981	557,470
Cerevel Therapeutics Holdings (a)	41,055	973,004
Clementia Pharmaceuticals, Inc. rights (a)(c)	20,215	0
CRISPR Therapeutics AG (a)(b)	19,907	995,549
CureVac NV (a)(b)	69,900	624,207
Cyclerion Therapeutics, Inc. (a)(b)	12,567	44,613
Cytokinetics, Inc. (a)	34,320	1,199,141
Day One Biopharmaceuticals, Inc. (a)(b)	50,103	675,889
Denali Therapeutics, Inc. (a)	34,219	790,117
Design Therapeutics, Inc. (a)	20,392	50,572
Dynavax Technologies Corp. (a)(b)	37,562	539,390
Editas Medicine, Inc. (a)	75,254	670,513
Entrada Therapeutics, Inc. (a)	15,785	232,355
Exact Sciences Corp. (a)(b)	42,401	3,547,692
Exelixis, Inc. (a)	82,457	1,846,212
Forte Biosciences, Inc. (a)(b)	116,965	97,093
Galectin Therapeutics, Inc. (a)(b)	65,771	115,099
Genmab A/S ADR (a)(b)	16,178	619,456
Geron Corp. (a)	155,814	378,628
Gilead Sciences, Inc.	279,677	21,389,697
Grifols SA ADR (a)	42,387	401,405
Halozyme Therapeutics, Inc. (a)	34,858	1,483,556
HilleVax, Inc. (a)	12,563	167,590
Horizon Therapeutics PLC (a)	51,113	5,762,480
Immatics NV (a)(b)	38,664	457,782
Immunocore Holdings PLC ADR (a)	6,485	364,911
ImmunoGen, Inc. (a)	44,024	697,340
Immunovant, Inc. (a)	34,265	778,158
Impel Pharmaceuticals, Inc. (a)(b)	74,060	34,068
Incyte Corp. (a)	51,607	3,330,200
Inhibrx, Inc. (a)	18,797	402,256
Inmune Bio, Inc. (a)(b)	37,990	307,719
Insmed, Inc. (a)	42,963	940,460
Intellia Therapeutics, Inc. (a)	27,992	1,049,140
Ionis Pharmaceuticals, Inc. (a)(b)	37,622	1,515,038
Iovance Biotherapeutics, Inc. (a)	96,760	584,430
Ironwood Pharmaceuticals, Inc. Class A (a)	50,879	447,735
Karuna Therapeutics, Inc. (a)	7,709	1,447,442
Keros Therapeutics, Inc. (a)	12,531	439,963
Kinnate Biopharma, Inc. (a)	41,002	91,434
Krystal Biotech, Inc. (a)	11,314	1,408,367
Kura Oncology, Inc. (a)	57,261	568,602
Kymera Therapeutics, Inc. (a)	24,417	465,876
Legend Biotech Corp. ADR (a)	16,235	1,126,060
Lyell Immunopharma, Inc. (a)(b)	171,474	409,823
Macrogenics, Inc. (a)	65,419	304,853
Madrigal Pharmaceuticals, Inc. (a)	6,827	1,228,860
MannKind Corp. (a)	108,724	501,218
Merus BV (a)(b)	20,840	466,191
Mirati Therapeutics, Inc. (a)	23,843	886,960
Moderna, Inc. (a)	87,250	9,865,358
Monte Rosa Therapeutics, Inc. (a)(b)	16,740	98,264
Moonlake Immunotherapeutics (a)(b)	11,783	678,347
Morphic Holding, Inc. (a)	8,236	453,639
Myriad Genetics, Inc. (a)	26,012	464,314
Natera, Inc. (a)(b)	25,450	1,494,679
Neurocrine Biosciences, Inc. (a)	22,939	2,497,828
Nurix Therapeutics, Inc. (a)	57,603	489,626
Nuvalent, Inc. Class A (a)(b)	14,416	656,937
Omniab, Inc. (c)	2,320	9,303
Omniab, Inc. (c)	2,320	8,816
Organogenesis Holdings, Inc. Class A (a)	86,630	242,564
Prime Medicine, Inc. (b)	40,457	535,651
ProKidney Corp. (a)(b)	18,412	157,975
Prothena Corp. PLC (a)	14,723	777,669
PTC Therapeutics, Inc. (a)	19,243	760,099
RAPT Therapeutics, Inc. (a)	23,282	444,686
Recursion Pharmaceuticals, Inc. (a)(b)	54,248	471,958
Regeneron Pharmaceuticals, Inc. (a)	24,234	20,029,159
REGENXBIO, Inc. (a)	33,146	586,684
Relay Therapeutics, Inc. (a)(b)	61,705	630,625
Repligen Corp. (a)(b)	11,423	1,986,574
Replimune Group, Inc. (a)	24,458	499,432
Revolution Medicines, Inc. (a)	24,631	836,715
Rhythm Pharmaceuticals, Inc. (a)	21,043	547,328
Rocket Pharmaceuticals, Inc. (a)	28,414	444,679
Roivant Sciences Ltd. (a)(b)	191,719	2,218,189
Sage Therapeutics, Inc. (a)	19,387	387,740
Sana Biotechnology, Inc. (a)(b)	30,663	164,047
Sarepta Therapeutics, Inc. (a)	22,350	2,704,574
Savara, Inc. (a)(b)	309,316	1,119,724
Seagen, Inc. (a)	42,003	8,655,558
SpringWorks Therapeutics, Inc. (a)(b)	27,280	768,750
Summit Therapeutics, Inc. (a)(b)	239,737	388,374
Tango Therapeutics, Inc. (a)	25,315	164,294
TG Therapeutics, Inc. (a)	70,125	734,209
Tiziana Life Sciences Ltd. (a)(b)	151,342	110,056
Tobira Therapeutics, Inc. rights (a)(c)	1,750	0
Twist Bioscience Corp. (a)(b)	29,689	652,861
Tyra Biosciences, Inc. (a)	11,896	181,176
Ultragenyx Pharmaceutical, Inc. (a)	24,428	898,706
United Therapeutics Corp. (a)	10,486	2,352,639
Vaxart, Inc. (a)(b)	271,028	222,948
Vaxcyte, Inc. (a)	24,351	1,264,304
VectivBio Holding AG (a)	3	51
Vera Therapeutics, Inc. (a)	17,563	310,689
Veracyte, Inc. (a)	18,557	489,905
Vertex Pharmaceuticals, Inc. (a)	57,217	19,930,970
Verve Therapeutics, Inc. (a)(b)	32,960	424,195
Xencor, Inc. (a)	25,573	562,095
Xenon Pharmaceuticals, Inc. (a)	19,188	747,948
Zai Lab Ltd. ADR (a)	20,514	522,492
Zentalis Pharmaceuticals, Inc. (a)	1,613	42,841
		228,625,387
Health Care Equipment & Supplies - 1.7%
Abiomed, Inc. (c)	10,350	28,877
Align Technology, Inc. (a)	17,138	6,343,459
Alphatec Holdings, Inc. (a)	64,509	1,054,722
Angiodynamics, Inc. (a)	46,043	369,725
Atricure, Inc. (a)	13,230	597,335
Atrion Corp.	341	158,599
Axonics Modulation Technologies, Inc. (a)	13,528	775,154
Bioventus, Inc. (a)(b)	55,573	200,063
Cerus Corp. (a)	124,285	234,899
Cue Health, Inc. (a)(b)	143,426	77,450
Dentsply Sirona, Inc.	52,556	1,949,302
DexCom, Inc. (a)	85,736	8,657,621
Embecta Corp.	20,604	377,671
Establishment Labs Holdings, Inc. (a)(b)	8,877	535,904
GE Healthcare Holding LLC (b)	101,286	7,135,599
Hologic, Inc. (a)	58,005	4,335,294
ICU Medical, Inc. (a)(b)	5,634	817,099
IDEXX Laboratories, Inc. (a)	17,960	9,184,924
Inari Medical, Inc. (a)	13,423	894,240
InMode Ltd. (a)(b)	20,109	786,061
Insulet Corp. (a)	16,162	3,098,417
Integra LifeSciences Holdings Corp. (a)	21,659	921,374
Intuitive Surgical, Inc. (a)	80,339	25,120,399
iRhythm Technologies, Inc. (a)	6,902	713,460
Lantheus Holdings, Inc. (a)	14,086	964,046
LivaNova PLC (a)	14,904	827,917
Masimo Corp. (a)(b)	4,693	536,316
Merit Medical Systems, Inc. (a)	14,092	919,926
Neogen Corp. (a)	30,164	697,392
Novocure Ltd. (a)	3,332	73,504
NuVasive, Inc. (a)	15,526	617,159
Omnicell, Inc. (a)	7,295	414,794
OrthoPediatrics Corp. (a)	11,409	436,052
PROCEPT BioRobotics Corp. (a)	17,726	604,634
QuidelOrtho Corp. (a)(b)	16,099	1,325,914
Shockwave Medical, Inc. (a)	7,726	1,702,733
Silk Road Medical, Inc. (a)	21,103	407,710
Staar Surgical Co. (a)	8,679	376,321
Tandem Diabetes Care, Inc. (a)(b)	21,066	576,366
TransMedics Group, Inc. (a)	5,349	351,055
		85,199,487
Health Care Providers & Services - 0.5%
23andMe Holding Co. Class A (a)	235,477	259,025
Acadia Healthcare Co., Inc. (a)	22,755	1,754,411
Accolade, Inc. (a)	34,683	467,874
AdaptHealth Corp. (a)	47,203	563,132
Addus HomeCare Corp. (a)	6,049	530,497
AirSculpt Technologies, Inc. (b)	21,774	167,224
Amedisys, Inc. (a)(b)	8,319	779,906
Apollo Medical Holdings, Inc. (a)(b)	17,826	674,892
Aveanna Healthcare Holdings, Inc. (a)	64,676	93,133
Clover Health Investments Corp. (a)(b)	480,056	628,873
Corvel Corp. (a)	5,089	1,101,514
Fulgent Genetics, Inc. (a)	13,053	427,616
Guardant Health, Inc. (a)	29,314	1,145,591
HealthEquity, Inc. (a)	19,940	1,346,947
Henry Schein, Inc. (a)	30,607	2,342,660
LifeStance Health Group, Inc. (a)(b)	105,419	865,490
National Research Corp. Class A (b)	8,233	344,139
NeoGenomics, Inc. (a)	37,336	561,160
Nutex Health, Inc. (a)(b)	361,383	100,067
Opko Health, Inc. (a)	134,990	247,032
Option Care Health, Inc. (a)	34,735	1,209,820
P3 Health Partners, Inc. Class A (a)	55,380	109,652
Patterson Companies, Inc.	27,189	816,758
Premier, Inc.	32,454	698,735
Privia Health Group, Inc. (a)	32,396	850,395
Progyny, Inc. (a)	23,652	883,166
R1 RCM, Inc. (a)	91,728	1,581,391
RadNet, Inc. (a)	21,103	705,051
Surgery Partners, Inc. (a)	21,475	778,684
The Ensign Group, Inc.	15,218	1,525,148
		23,559,983
Health Care Technology - 0.0%
Certara, Inc. (a)	42,957	694,185
Nextgen Healthcare, Inc. (a)	24,327	442,995
Schrodinger, Inc. (a)	22,698	837,329
Simulations Plus, Inc. (b)	9,691	431,153
SOPHiA GENETICS SA (a)(b)	28,122	68,618
Veradigm, Inc. (a)	38,176	510,795
		2,985,075
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)(b)	15,064	781,068
AbCellera Biologics, Inc. (a)(b)	88,118	480,243
Adaptive Biotechnologies Corp. (a)	72,563	491,252
Azenta, Inc. (a)	13,866	782,458
Bio-Techne Corp.	33,626	2,636,278
Bruker Corp.	36,072	2,366,323
Cytek Biosciences, Inc. (a)	52,517	399,129
Fortrea Holdings, Inc. (b)	20,030	551,827
ICON PLC (a)	17,810	4,629,531
Illumina, Inc. (a)	35,717	5,901,163
Maravai LifeSciences Holdings, Inc. (a)	35,132	363,265
Medpace Holdings, Inc. (a)	8,741	2,362,430
OmniAb, Inc. (a)	60,620	351,596
Pacific Biosciences of California, Inc. (a)(b)	76,017	857,472
Sotera Health Co. (a)(b)	112,827	1,821,028
Syneos Health, Inc. (a)	24,710	1,055,858
		25,830,921
Pharmaceuticals - 0.7%
Aclaris Therapeutics, Inc. (a)	58,791	439,757
Amphastar Pharmaceuticals, Inc. (a)	17,544	935,271
Amylyx Pharmaceuticals, Inc. (a)	30,563	658,938
AstraZeneca PLC sponsored ADR	134,770	9,140,101
Atea Pharmaceuticals, Inc. (a)	75,641	254,154
Avadel Pharmaceuticals PLC sponsored ADR (a)	40,147	542,386
Axsome Therapeutics, Inc. (a)(b)	12,699	1,026,079
Cassava Sciences, Inc. (a)(b)	17,326	363,326
CinCor Pharma, Inc. rights (a)(c)	12,042	0
Clearmind Medicine, Inc. (b)	63,904	24,993
Corcept Therapeutics, Inc. (a)	31,551	1,032,664
Dova Pharmaceuticals, Inc. rights (a)(c)	7,729	0
Eyepoint Pharmaceuticals, Inc. (a)(b)	24,323	241,041
GH Research PLC (a)(b)	27,905	296,630
Harmony Biosciences Holdings, Inc. (a)	17,563	636,659
Indivior PLC (a)	29,365	640,451
Innoviva, Inc. (a)	28,943	369,023
Intra-Cellular Therapies, Inc. (a)	24,646	1,368,346
Jazz Pharmaceuticals PLC (a)	15,171	2,174,915
Ligand Pharmaceuticals, Inc.:
Class B (a)	6,399	420,862
General CVR (a)	1,530	12
Glucagon CVR (a)(c)	1,530	2
rights (a)(c)	1,530	5
TR Beta CVR (a)(c)	1,530	207
Pacira Biosciences, Inc. (a)	14,909	526,288
Reata Pharmaceuticals, Inc. (a)	12,072	2,040,168
Revance Therapeutics, Inc. (a)	34,343	605,467
Royalty Pharma PLC	99,706	2,973,233
Sanofi SA sponsored ADR	65,549	3,485,896
Satsuma Pharmaceuticals, Inc. rights (a)(c)	218,164	2
Scilex Holding Co.	45,036	127,961
Scilex Holding Co. (a)(b)	45,258	129,890
SIGA Technologies, Inc.	86,908	398,908
Supernus Pharmaceuticals, Inc. (a)	18,846	600,057
Tilray Brands, Inc. Class 2 (a)(b)	310,173	918,112
Ventyx Biosciences, Inc. (a)	14,137	473,590
Verona Pharma PLC ADR (a)	12,501	242,894
Viatris, Inc. (b)	285,328	3,067,276
WAVE Life Sciences (a)	76,577	333,110
		36,488,674
TOTAL HEALTH CARE		402,689,527
INDUSTRIALS - 4.7%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	7,430	720,933
Axon Enterprise, Inc. (a)	15,997	3,405,921
Elbit Systems Ltd. (b)	10,625	2,095,994
Kratos Defense & Security Solutions, Inc. (a)	39,087	628,910
Leonardo DRS, Inc. (a)(b)	58,230	996,898
Lilium NV (a)(b)	282,453	305,049
Mercury Systems, Inc. (a)(b)	18,278	717,412
Rocket Lab U.S.A., Inc. Class A (a)(b)	129,085	814,526
Woodward, Inc.	15,666	2,026,710
		11,712,353
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	19,488	420,161
C.H. Robinson Worldwide, Inc. (b)	30,073	2,719,501
Expeditors International of Washington, Inc.	36,190	4,223,735
Forward Air Corp.	8,303	588,018
Hub Group, Inc. Class A (a)	10,151	792,184
		8,743,599
Building Products - 0.1%
AAON, Inc.	21,272	1,341,412
CSW Industrials, Inc. (b)	3,414	613,257
Gibraltar Industries, Inc. (a)	10,703	803,046
UFP Industries, Inc.	16,893	1,762,785
		4,520,500
Commercial Services & Supplies - 0.5%
ACV Auctions, Inc. Class A (a)	14,570	244,922
Casella Waste Systems, Inc. Class A (a)	13,181	1,038,267
Cimpress PLC (a)	4,738	306,122
Cintas Corp.	23,087	11,639,773
Copart, Inc.	217,584	9,754,291
Fuel Tech, Inc. (a)(b)	233,199	254,187
Matthews International Corp. Class A	13,169	555,468
Millerknoll, Inc. (b)	29,358	560,738
Stericycle, Inc. (a)	1,820	80,462
Tetra Tech, Inc. (b)	12,264	1,929,740
		26,363,970
Construction & Engineering - 0.1%
Construction Partners, Inc. Class A (a)	17,904	622,164
MYR Group, Inc. (a)	5,976	849,010
Willscot Mobile Mini Holdings (a)	48,727	1,998,782
		3,469,956
Electrical Equipment - 0.2%
Array Technologies, Inc. (a)	43,744	1,087,913
Ballard Power Systems, Inc. (a)(b)	171,858	721,804
Encore Wire Corp. (b)	5,990	987,212
Enovix Corp. (a)(b)	40,992	564,870
Fluence Energy, Inc. (a)(b)	29,114	767,154
Plug Power, Inc. (a)(b)	152,886	1,293,416
Shoals Technologies Group, Inc. (a)	36,027	709,011
SunPower Corp. (a)(b)	27,994	200,437
Sunrun, Inc. (a)(b)	59,382	928,141
Vicor Corp. (a)	8,376	567,642
		7,827,600
Ground Transportation - 0.8%
ArcBest Corp.	7,716	814,732
Avis Budget Group, Inc. (a)(b)	8,124	1,733,580
CSX Corp.	486,883	14,703,867
Grab Holdings Ltd. (a)	875,054	3,298,954
Heartland Express, Inc.	30,212	455,899
Hertz Global Holdings, Inc. (a)(b)	72,605	1,230,655
J.B. Hunt Transport Services, Inc. (b)	23,270	4,371,968
Landstar System, Inc.	7,788	1,478,240
Lyft, Inc. (a)	680	8,010
Marten Transport Ltd.	32,532	683,172
Old Dominion Freight Lines, Inc. (b)	25,701	10,983,836
Saia, Inc. (a)	6,033	2,571,265
Universal Logistics Holdings, Inc.	13,023	353,184
Werner Enterprises, Inc.	17,437	725,554
		43,412,916
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	151,584	28,488,697
Icahn Enterprises LP	87,625	1,760,386
		30,249,083
Machinery - 0.4%
Astec Industries, Inc.	8,601	471,507
Columbus McKinnon Corp. (NY Shares)	14,266	537,400
Franklin Electric Co., Inc.	12,399	1,199,107
Hillman Solutions Corp. Class A (a)	62,709	567,516
Kornit Digital Ltd. (a)	14,132	314,578
Lincoln Electric Holdings, Inc. (b)	13,285	2,556,831
Microvast Holdings, Inc. (a)(b)	138,214	308,217
Middleby Corp. (a)(b)	12,123	1,764,988
Nikola Corp. (a)(b)	201,765	238,083
NN, Inc. (a)(b)	41,334	87,628
Nordson Corp.	13,104	3,199,211
Omega Flex, Inc. (b)	3,102	259,637
PACCAR, Inc.	118,773	9,773,830
Symbotic, Inc. (a)(b)	23,371	976,674
		22,255,207
Marine Transportation - 0.0%
Golden Ocean Group Ltd. (b)	47,327	345,962
Passenger Airlines - 0.2%
Allegiant Travel Co.	5,644	501,413
American Airlines Group, Inc. (a)	158,048	2,328,047
Ryanair Holdings PLC sponsored ADR (a)	24,511	2,432,717
Sun Country Airlines Holdings, Inc. (a)	23,237	345,999
United Airlines Holdings, Inc. (a)	71,664	3,569,584
		9,177,760
Professional Services - 1.2%
Automatic Data Processing, Inc.	91,786	23,369,633
Concentrix Corp.	12,733	1,016,475
Conduent, Inc. (a)	130,125	408,593
CSG Systems International, Inc.	11,210	608,815
ExlService Holdings, Inc. (a)	43,076	1,259,111
Exponent, Inc.	13,360	1,200,530
First Advantage Corp. (b)	31,646	441,462
Forrester Research, Inc. (a)	15,134	463,554
Headhunter Group PLC ADR (a)(c)	12,021	32,719
Huron Consulting Group, Inc. (a)	7,983	797,901
ICF International, Inc. (b)	6,300	850,878
Kelly Services, Inc. Class A (non-vtg.)	26,014	480,999
Kforce, Inc. (b)	7,950	498,068
LegalZoom.com, Inc. (a)	40,437	461,386
NV5 Global, Inc. (a)	5,008	509,714
Paychex, Inc.	81,365	9,945,244
Paycor HCM, Inc. (a)(b)	36,323	852,501
Paylocity Holding Corp. (a)	13,299	2,666,450
SS&C Technologies Holdings, Inc.	59,765	3,431,706
Ttec Holdings, Inc. (b)	17,973	534,876
Upwork, Inc. (a)	45,617	675,588
Verisk Analytics, Inc.	33,897	8,210,531
Verra Mobility Corp. (a)	47,365	842,623
		59,559,357
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	18,592	1,484,571
Fastenal Co.	131,173	7,552,941
FTAI Aviation Ltd.	29,918	1,105,769
H&E Equipment Services, Inc.	15,699	711,479
McGrath RentCorp.	7,915	800,207
Rush Enterprises, Inc. Class A	20,293	840,333
		12,495,300
TOTAL INDUSTRIALS		240,133,563
INFORMATION TECHNOLOGY - 46.5%
Communications Equipment - 1.2%
ADTRAN Holdings, Inc.	56,440	482,562
Applied Optoelectronics, Inc. (a)(b)	73,007	1,005,306
Cisco Systems, Inc.	920,675	52,800,711
Extreme Networks, Inc. (a)	52,129	1,430,941
F5, Inc. (a)	13,513	2,211,538
Harmonic, Inc. (a)	46,514	496,770
Lumentum Holdings, Inc. (a)	17,596	952,471
NetScout Systems, Inc. (a)	22,815	653,193
Radware Ltd. (a)	15,756	272,264
ViaSat, Inc. (a)(b)	27,967	775,805
Viavi Solutions, Inc. (a)	62,145	649,415
		61,730,976
Electronic Equipment, Instruments & Components - 0.7%
Advanced Energy Industries, Inc.	10,069	1,188,847
Avnet, Inc.	25,724	1,305,493
CDW Corp.	30,975	6,540,371
Cognex Corp.	35,986	1,694,221
ePlus, Inc. (a)	8,898	590,649
Evolv Technologies Holdings, Inc. (a)	35,786	250,144
Flex Ltd. (a)	113,836	3,140,735
Innoviz Technologies Ltd. (a)(b)	164,269	376,176
Insight Enterprises, Inc. (a)	9,620	1,540,066
IPG Photonics Corp. (a)	12,261	1,328,602
Itron, Inc. (a)	11,135	761,745
Lightwave Logic, Inc. (a)(b)	65,039	410,396
Littelfuse, Inc.	6,133	1,638,002
MicroVision, Inc. (a)(b)	94,379	237,835
Movella Holdings, Inc. (a)(b)	76,092	60,524
Napco Security Technologies, Inc. (b)	6,204	153,735
National Instruments Corp.	26,625	1,586,850
Nayax Ltd. (a)(b)	7,289	161,087
Novanta, Inc. (a)(b)	9,341	1,559,760
OSI Systems, Inc. (a)	5,802	791,103
PC Connection, Inc.	8,265	439,037
Plexus Corp. (a)	8,503	863,480
Sanmina Corp. (a)	17,873	995,526
Trimble, Inc. (a)	54,236	2,971,590
TTM Technologies, Inc. (a)	35,549	529,680
Zebra Technologies Corp. Class A (a)	11,598	3,189,566
		34,305,220
IT Services - 0.6%
Akamai Technologies, Inc. (a)	37,568	3,948,021
Amdocs Ltd.	29,796	2,657,803
Chindata Group Holdings Ltd. ADR (a)(b)	32,700	273,699
Cognizant Technology Solutions Corp. Class A	118,061	8,454,348
Grid Dynamics Holdings, Inc. (a)	42,470	493,926
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	105,910	602,628
MongoDB, Inc. Class A (a)	15,757	6,008,144
Okta, Inc. (a)	32,998	2,755,663
Taoping, Inc. (a)(b)	2,618	5,943
Thoughtworks Holding, Inc. (a)	88,957	442,116
VeriSign, Inc. (a)	25,318	5,260,827
Wix.com Ltd. (a)	15,172	1,498,538
		32,401,656
Semiconductors & Semiconductor Equipment - 14.1%
Advanced Micro Devices, Inc. (a)	354,471	37,474,674
AEHR Test Systems (a)(b)	4,776	243,624
Allegro MicroSystems LLC (a)(b)	39,808	1,522,656
Ambarella, Inc. (a)	9,541	592,973
Amkor Technology, Inc.	62,521	1,748,087
Analog Devices, Inc.	116,164	21,116,292
Applied Materials, Inc.	193,789	29,603,208
ASML Holding NV (depository receipt)	18,810	12,424,569
Axcelis Technologies, Inc. (a)	10,762	2,067,918
Broadcom, Inc.	93,835	86,599,383
Camtek Ltd. (a)(b)	17,189	1,036,497
Canadian Solar, Inc. (a)(b)	16,797	470,484
CEVA, Inc. (a)	10,436	242,324
Cirrus Logic, Inc. (a)	12,112	993,668
Cohu, Inc. (a)	13,532	505,961
Credo Technology Group Holding Ltd. (a)	46,122	759,168
Diodes, Inc. (a)	12,107	990,958
Enphase Energy, Inc. (a)	29,896	3,782,741
Entegris, Inc.	33,632	3,405,913
First Solar, Inc. (a)	24,529	4,638,924
FormFactor, Inc. (a)	23,053	814,232
GlobalFoundries, Inc. (a)(b)	120,097	6,635,359
Impinj, Inc. (a)(b)	8,387	558,323
indie Semiconductor, Inc. (a)(b)	29,798	199,647
Intel Corp.	912,260	32,056,816
KLA Corp.	31,070	15,593,101
Kulicke & Soffa Industries, Inc. (b)	17,349	897,464
Lam Research Corp.	30,976	21,757,542
Lattice Semiconductor Corp. (a)(b)	34,434	3,349,051
MACOM Technology Solutions Holdings, Inc. (a)	17,930	1,516,161
Marvell Technology, Inc.	191,916	11,179,107
Maxeon Solar Technologies Ltd. (a)(b)	21,146	333,261
MaxLinear, Inc. Class A (a)	16,458	386,763
Microchip Technology, Inc.	123,210	10,083,506
Micron Technology, Inc.	245,027	17,137,188
MKS Instruments, Inc. (b)	13,444	1,347,492
Monolithic Power Systems, Inc.	10,481	5,462,802
Navitas Semiconductor Corp. (a)(b)	58,527	516,793
Nova Ltd. (a)(b)	8,111	1,045,832
NVIDIA Corp.	556,262	274,543,110
NXP Semiconductors NV	57,648	11,859,347
ON Semiconductor Corp. (a)	92,496	9,107,156
PDF Solutions, Inc. (a)	5,398	196,163
Photronics, Inc. (a)	24,166	574,184
Power Integrations, Inc. (b)	15,525	1,304,411
Qorvo, Inc. (a)	21,921	2,354,096
Qualcomm, Inc.	246,226	28,200,264
Rambus, Inc. (a)	33,657	1,900,611
Rigetti Computing, Inc. Class A (a)(b)	127,527	229,549
Semtech Corp. (a)	17,147	448,394
Silicon Laboratories, Inc. (a)	9,554	1,288,452
Silicon Motion Tech Corp. sponsored ADR	9,745	529,251
SiTime Corp. (a)	4,939	655,356
Skyworks Solutions, Inc. (b)	37,670	4,096,236
SMART Global Holdings, Inc. (a)(b)	19,930	514,792
SolarEdge Technologies, Inc. (a)	11,893	1,933,445
Synaptics, Inc. (a)	6,574	575,488
Teradyne, Inc.	34,552	3,727,124
Texas Instruments, Inc.	202,739	34,072,316
Tower Semiconductor Ltd. (a)	19,952	592,574
Ultra Clean Holdings, Inc. (a)	17,117	601,834
Universal Display Corp.	11,249	1,828,637
		722,223,252
Software - 16.5%
ACI Worldwide, Inc. (a)	30,914	750,592
Adeia, Inc.	32,061	322,534
Adobe, Inc. (a)	104,037	58,192,056
Agilysys, Inc. (a)	2,951	208,178
Alarm.com Holdings, Inc. (a)	13,272	777,341
Altair Engineering, Inc. Class A (a)	13,181	876,273
Amplitude, Inc. (a)	39,117	456,887
ANSYS, Inc. (a)	19,516	6,223,067
AppFolio, Inc. (a)	4,819	928,959
Appian Corp. Class A (a)(b)	22,426	1,092,146
AppLovin Corp. (a)(b)	71,892	3,107,172
Aspen Technology, Inc. (a)(b)	13,710	2,659,740
Atlassian Corp. PLC (a)	32,674	6,667,456
Aurora Innovation, Inc. (a)(b)	242,924	770,069
Autodesk, Inc. (a)	49,141	10,906,354
AvePoint, Inc. (a)	83,017	576,138
Bentley Systems, Inc. Class B (b)	56,966	2,843,173
Blackbaud, Inc. (a)	13,523	1,029,236
BlackLine, Inc. (a)	15,141	909,368
Braze, Inc. (a)(b)	17,346	802,426
Cadence Design Systems, Inc. (a)	60,398	14,522,095
CCC Intelligent Solutions Holdings, Inc. Class A (a)	138,222	1,478,975
Check Point Software Technologies Ltd. (a)	29,995	4,037,027
Cipher Mining, Inc. (a)(b)	152,659	486,982
Cognyte Software Ltd. (a)	101,656	486,932
CommVault Systems, Inc. (a)	13,212	902,512
Confluent, Inc. (a)(b)	36,128	1,195,476
Crowdstrike Holdings, Inc. (a)	48,435	7,896,358
CyberArk Software Ltd. (a)	9,755	1,619,720
Datadog, Inc. Class A (a)	64,644	6,236,853
Descartes Systems Group, Inc. (a)	21,560	1,616,138
Digital Turbine, Inc. (a)	39,156	348,880
DocuSign, Inc. (a)	43,233	2,174,620
Dropbox, Inc. Class A (a)	67,054	1,863,431
Everbridge, Inc. (a)	15,450	383,315
EverCommerce, Inc. (a)(b)	59,864	632,762
Five9, Inc. (a)	12,456	901,441
Fortinet, Inc. (a)	177,545	10,689,984
Freshworks, Inc. (a)	41,344	904,193
Gen Digital, Inc.	130,259	2,637,745
GitLab, Inc. (a)(b)	20,143	954,174
HashiCorp, Inc. (a)	19,766	576,377
Intapp, Inc. (a)	8,663	317,152
InterDigital, Inc. (b)	9,179	795,911
Intuit, Inc.	62,408	33,813,278
Jamf Holding Corp. (a)	289	4,873
JFrog Ltd. (a)(b)	32,452	931,048
Magic Software Enterprises Ltd.	23,677	273,943
Manhattan Associates, Inc. (a)	15,479	3,136,355
Marathon Digital Holdings, Inc. (a)(b)	77,168	970,002
Matterport, Inc. (a)(b)	2,384	6,389
Microsoft Corp.	1,674,670	548,889,839
MicroStrategy, Inc. Class A (a)(b)	2,835	1,013,598
MMTEC, Inc. (a)(b)	90,626	61,626
Monday.com Ltd. (a)	9,765	1,732,702
nCino, Inc. (a)(b)	23,687	778,592
Nextnav, Inc. (a)(b)	33,289	143,808
NICE Ltd. sponsored ADR (a)	11,193	2,180,396
Nutanix, Inc. Class A (a)	48,986	1,523,465
Open Text Corp. (b)	65,286	2,628,414
Pagaya Technologies Ltd. Class A (a)(b)	80,278	182,231
Palo Alto Networks, Inc. (a)	64,767	15,757,811
Pegasystems, Inc.	33,168	1,647,123
Progress Software Corp. (b)	13,728	835,212
PTC, Inc. (a)	27,453	4,040,258
Qualys, Inc. (a)	8,858	1,378,748
Rapid7, Inc. (a)	17,470	880,313
Riot Platforms, Inc. (a)(b)	55,937	634,885
Roper Technologies, Inc.	24,059	12,006,885
Sapiens International Corp. NV	18,150	542,504
Semantix, Inc. (b)	16,898	18,081
Smith Micro Software, Inc. (a)(b)	117,210	200,429
Splunk, Inc. (a)(b)	37,824	4,586,538
Sprout Social, Inc. (a)	14,723	788,269
SPS Commerce, Inc. (a)	9,722	1,809,556
Synopsys, Inc. (a)	33,397	15,325,549
Telos Corp. (a)	56,507	147,483
Tenable Holdings, Inc. (a)	26,784	1,215,190
Varonis Systems, Inc. (a)	41,778	1,333,972
Verint Systems, Inc. (a)	17,542	568,185
Workday, Inc. Class A (a)(b)	45,270	11,068,515
Zoom Video Communications, Inc. Class A (a)	57,554	4,088,061
Zscaler, Inc. (a)	31,048	4,845,040
		845,747,384
Technology Hardware, Storage & Peripherals - 13.4%
Apple, Inc.	3,542,094	665,453,187
Avid Technology, Inc. (a)	17,585	468,816
Corsair Gaming, Inc. (a)	30,638	481,629
Logitech International SA (b)	39,049	2,687,352
Nano Dimension Ltd. ADR (a)(b)	113,253	360,145
NetApp, Inc.	49,632	3,806,774
Seagate Technology Holdings PLC	50,859	3,600,309
Stratasys Ltd. (a)	25,171	370,014
Super Micro Computer, Inc. (a)	14,998	4,125,650
Western Digital Corp. (a)	66,389	2,987,505
Xerox Holdings Corp.	39,538	628,259
		684,969,640
TOTAL INFORMATION TECHNOLOGY		2,381,378,128
MATERIALS - 0.3%
Chemicals - 0.1%
Alto Ingredients, Inc. (a)(b)	80,280	289,811
Balchem Corp.	8,599	1,208,160
Innospec, Inc.	7,458	801,138
Methanex Corp. (b)	20,178	858,574
PureCycle Technologies, Inc. (a)(b)	60,304	538,515
		3,696,198
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc.	68,012	559,059
TriMas Corp.	14,901	390,406
		949,465
Metals & Mining - 0.2%
Ferroglobe PLC (a)(b)	35,982	191,784
Kaiser Aluminum Corp. (b)	5,814	441,399
Royal Gold, Inc. (b)	14,304	1,603,335
Schnitzer Steel Industries, Inc. Class A	11,376	377,683
Sigma Lithium Corp. (a)(b)	34,645	1,061,523
SSR Mining, Inc. (b)	44,849	666,008
Steel Dynamics, Inc.	40,636	4,331,391
		8,673,123
TOTAL MATERIALS		13,318,786
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Diversified Healthcare Trust (SBI)	112,029	304,159
Equinix, Inc.	20,444	15,974,533
Gaming & Leisure Properties	59,417	2,816,366
Host Hotels & Resorts, Inc.	158,682	2,505,589
Lamar Advertising Co. Class A	21,110	1,925,654
Office Properties Income Trust	69,813	516,616
Phillips Edison & Co., Inc. (b)	31,315	1,060,326
Potlatch Corp.	15,509	732,955
Regency Centers Corp.	41,632	2,589,510
Retail Opportunity Investments Corp.	37,546	505,369
Sabra Health Care REIT, Inc.	66,568	834,097
SBA Communications Corp. Class A	24,418	5,482,574
Service Properties Trust	51,274	423,523
Uniti Group, Inc.	110,285	592,230
		36,263,501
Real Estate Management & Development - 0.3%
Colliers International Group, Inc.	10,474	1,209,328
Comstock Holding Companies, Inc. (a)(b)	131,134	552,074
CoStar Group, Inc. (a)	89,392	7,329,250
eXp World Holdings, Inc. (b)	38,482	739,624
FirstService Corp. (b)	10,571	1,597,595
Opendoor Technologies, Inc. (a)(b)	180,922	705,596
Redfin Corp. (a)(b)	29,845	284,124
Zillow Group, Inc.:
Class A (a)(b)	16,887	859,886
Class C (a)	39,661	2,068,718
		15,346,195
TOTAL REAL ESTATE		51,609,696
UTILITIES - 0.8%
Electric Utilities - 0.8%
Alliant Energy Corp.	54,770	2,747,811
American Electric Power Co., Inc.	115,674	9,068,842
Constellation Energy Corp.	75,656	7,880,329
Evergy, Inc.	51,541	2,833,209
Exelon Corp.	221,294	8,878,315
MGE Energy, Inc.	10,266	743,566
Otter Tail Corp. (b)	12,119	998,242
Xcel Energy, Inc.	119,773	6,842,631
		39,992,945
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	27,289	612,638
Enlight Renewable Energy Ltd.	29,184	474,240
Montauk Renewables, Inc. (a)(b)	68,711	656,190
ReNew Energy Global PLC (a)(b)	96,701	589,876
		2,332,944
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	14,264	718,906
Water Utilities - 0.0%
Middlesex Water Co. (b)	6,260	471,128
TOTAL UTILITIES		43,515,923
TOTAL COMMON STOCKS (Cost $3,100,410,161)		5,096,582,719

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (f) (Cost $1,998,290)	2,000,000	1,998,242

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (g)	16,189,088	16,192,326
Fidelity Securities Lending Cash Central Fund 5.44% (g)(h)	172,840,358	172,857,642
TOTAL MONEY MARKET FUNDS (Cost $189,047,767)		189,049,968

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $3,291,456,218)	5,287,630,929
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(168,163,935)
NET ASSETS - 100.0%	5,119,466,994

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	76	Sep 2023	23,618,520	862,462	862,462

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $238,018 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,216,929.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	15,662,762	86,514,159	85,984,595	739,162	-	-	16,192,326	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	181,796,200	574,498,099	583,436,657	3,762,396	-	-	172,857,642	0.6%
Total	197,458,962	661,012,258	669,421,252	4,501,558	-	-	189,049,968

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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